Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of property and equipment useful lives
Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3-7
Tractors	3-7
Trucks and Vehicles	3-6

Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3-7
Tractors	3-7
Trucks and Vehicles	3-6

Schedule of identifiable intangible assets
Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5-15
Marketing-Related	Straight-line basis	5

Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5-15
Marketing-Related	Straight-line basis	5

Goedeker's and Asien's [Member]
Schedule of disaggregated revenue
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Appliance sales	$13,188,035	$8,759,916	$21,316,809	$8,759,916
Furniture sales	2,944,013	1,702,284	4,326,378	1,702,284
Other sales	338,966	153,850	505,005	153,850
Total revenue	$16,471,014	$10,616,050	$26,148,192	$10,616,050

	Year Ended December 31,
	2019	2018
Appliance sales	$29,254,413	$-
Furniture sales	4,814,931	-
Other sales	598,769	-
Total revenue	$34,668,113	$-

Neese [Member]
Schedule of disaggregated revenue
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Services
Trucking	$278,734	$511,369	$519,497	$883,841
Waste hauling	321,919	272,028	439,049	376,357
Repairs	45,609	84,679	106,293	137,607
Other	120,665	108,250	148,187	153,919
Total services	766,927	976,326	1,213,026	1,551,724
Sales of parts and equipment	316,976	615,836	605,047	852,810
Total revenue	$1,083,903	$1,592,162	$1,818,073	$2,404,534

	Year Ended December 31,
	2019	2018
Revenues
Trucking	$1,579,660	$2,060,992
Waste hauling and pumping	1,901,314	1,844,053
Repairs	377,004	413,210
Other	343,436	313,252
Total services	4,201,414	4,631,057
Sales of parts and equipment	2,178,611	2,702,340
Total revenue	$6,380,025	$7,333,847